Servicing (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Servicing Details
Annual constant prepayment speed (CPR)	10.27%	17.86%
Weighted average life	244 months	246 months
Discount rate	9.26%	8.11%